Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	$ 8,647	$ 6,078
Goodwill related to acquisitions	77	2,715
Goodwill related to other current year acquisition		59
Goodwill related to disposals	(2)	(2)
Goodwill related to hewitt acquisitions	50
Goodwill related to other prior year acquisitions	1
Foreign currency revaluation	(3)	(203)
Balance at the end of the period	8,770	8,647
Risk Solutions
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	5,549	5,693
Goodwill related to acquisitions	73
Goodwill related to other current year acquisition		50
Goodwill related to disposals	(2)	(2)
Transfers	(83)
Foreign currency revaluation	20	(192)
Balance at the end of the period	5,557	5,549
HR Solutions
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	3,098	385
Goodwill related to acquisitions	4	2,715
Goodwill related to other current year acquisition		9
Goodwill related to hewitt acquisitions	50
Goodwill related to other prior year acquisitions	1
Transfers	83
Foreign currency revaluation	(23)	(11)
Balance at the end of the period	$ 3,213	$ 3,098